Related party disclosures	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Related party disclosures

27.	Related party disclosures

a)	The condensed consolidated interim financial statements include the financial statements of the Company and its subsidiaries and its respective ownership listed below (same percentages for all reporting periods):

% equity interest
Valour Inc	100
Valour Europe AG	100
DeFi Middle East DMCC	100
Stillman Digital Inc.	100
Valour Funds SPC	100
Valour Digital Securities Limited	0

b)	Compensation of key management personnel of the Company

In accordance with IAS 24, key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company. The remuneration of directors and key executives is determined by the remuneration committee having regard to the performance of individuals and market trends. The remuneration of directors and other members of key management personnel during the three and nine months ended September 30, 2026 and 2025 were as follows:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Short-term benefits	$948,874	$1,355,048	$4,677,008	$2,473,981
Shared-based payments	1,151,269	471,665	3,093,602	1,385,945
	$2,100,143	$1,826,713	$7,770,610	$3,859,926

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)

27.	Related party disclosures (continued)

c)	During the year ended December 31, 2025, the Company incurred $502,545 in legal fees to a firm in which a former director of the Company is a partner.

The Company announced a full-stack sovereign finance framework to modernize the $100 trillion sovereign debt market with SovFi, an entity held by the CEO, an Advisor and the President of the Company. The Company incurred no legal fees related to SovFi in the nine months ended September 30, 2026 (December 31, 2025 - $20,000). The $20,000 was repaid by SovFi in full in May 2026. The Company has a diversified base of investors. To the Company’s knowledge, no one holds more than 10% of the Company’s shares on a basic share and fully diluted share basis as at September 30, 2026 and December 31, 2025.

d)	The Company’s directors and officers may have investments in and hold management and/or director and officer positions in some of the investments that the Company holds. The following is a list of total investments and the nature of the relationship of the Company’s directors or officers with the investment as at September 30, 2026 and December 31, 2025.

Investment	Nature of relationship to investment	Estimated Fair Value
Global Benchmarks AB*	Share ownership of investee by director (Per Von Rosen)	$199,875
Total investment - September 30, 2026		$199,875

Investment	Nature of relationship to investment	Estimated Fair Value
ZKP Corporation*	Former Director (Olivier Roussy Newton) of investee	$1,000,000
Global Benchmarks AB*	Share ownership of investee by director (Per Von Rosen)	199,875
Total investment - December 31, 2025		$1,199,875

*	Private company

e)	Neuronomics is an associate of the Company and a related party. The Smart Crypto Fund, which is managed by Neuronomics and over which the Company has significant influence, is also a related party.

During the three and nine months ended September 30, 2026, Valour subscribed $10,002,073 for Class B Portfolio Shares of the Smart Crypto Fund (see Note 8). Under the investment management agreement, Valour is entitled to a share of the management fee and performance fee charged to the Smart Crypto Fund, which is paid through Neuronomics, and bears an operating support amount payable to Neuronomics. Valour also bore the costs of setting up the SPC and the Smart Crypto Fund. The transactions and balances with related parties are as follows:

September 30, 2026
Revenue from fee-sharing arrangement with Neuronomics	$3,691
Operating support expense payable to Neuronomics	(5,000)
Payable to Neuronomics	(1,309)
Investment in Smart Crypto Fund	10,002,073

The fee-sharing income and the operating support amount are recorded gross and are settled net monthly between Valour and Neuronomics. These transactions were made in the normal course of operations and on the terms set out in the investment management agreement.

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)